Stock Options	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCK OPTIONS

In February 2007, the board of directors adopted the 2007 Equity Incentive Plan (the “2007 Plan”). The 2007 Plan allowed the Company to provide options as an incentive for employees and consultants.  On May 11, 2011, the 2007 Plan was amended to increase the number available for issuance under the 2007 Plan from 2,313,317 to 4,889,829 shares of Series A common stock. In connection with the share exchange on May 12, 2011, all of the outstanding stock options to purchase 3,712,365 shares of Series A common stock under the 2007 Plan were canceled, effectively terminating the 2007 Plan. The Company simultaneously issued new stock options for 92,823 shares of common stock to the same employees under a new 2011 Equity Incentive Plan of IZEA, Inc. adopted on May 12, 2011 (the “May 2011 Plan”). The Company has an aggregate of 177,500 shares of common stock reserved for issuance under the May 2011 Plan. The cancellation and replacement of the stock options under the 2007 Plan were accounted for as a modification of the terms of the canceled awards. There was a minimal incremental difference required to be recorded on 2,743 shares where the fair value of the replacement options exceeded the fair value of the canceled options at the date of cancellation and replacement.

On August 22, 2011, the Company adopted the 2011 B Equity Incentive Plan of IZEA, Inc. (the “August 2011 Plan”) reserving for issuance an aggregate of 87,500 shares of common stock under the August 2011 Plan. As of December 31, 2011, no grants have been made under the August 2011 Plan.

Under both the May 2011 Plan and the August 2011 Plan, the board of directors determines the exercise price to be paid for the shares, the period within which each option may be exercised, and the terms and conditions of each option. The exercise price of the incentive and non-qualified stock options may not be less than 100% of the fair market value per share of the Company’s common stock on the grant date. If an individual owns stock representing more than 10% of the outstanding shares, the price of each share of an incentive stock option will be equal to or exceed 110% of fair market value. Unless otherwise determined by the board of directors at the time of grant, the right to purchase shares covered by any options under the May and August 2011 Plans shall vest over the requisite service period as follows: one-fourth of options shall vest one year from the date of grant and the remaining options shall vest monthly, in equal increments over the remaining three-year period. The term of the options is up to 10 years.

A summary of option activity under the 2007 Plan for Series A common stock from January 1, 2010 through May 12, 2011, the date the 2007 Plan was canceled, is presented below:

2007 Plan
Options	Series A Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2009	83,320	$1.11	2.80
Granted	1,800	1.10
Exercised	(834)	1.11
Forfeited	(14,316)	1.10
Outstanding at December 31, 2010	69,970	$1.08	2.00
Granted	3,788,620	0.03
Exercised	(13,497)	0.03
Forfeited	(132,728)	0.03
Canceled	(3,712,365)	0.05
Outstanding at May 12, 2011 (date Plan was canceled)	—	$—	—

During the years ended December 31, 2011 and 2010, there were options exercised into 13,497 and 834 shares of the Company's Series A common stock for cash proceeds of $404 and $918, respectively. There was no intrinsic value on the options exercised during the years ended December 31, 2011 and 2010.

A summary of option activity under the May 2011 Plan for common stock as of December 31, 2011 and for the year then ended is presented below:

May 2011 Plan
Options	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2010	—	$—	—
Granted	119,707	17.09	—
Exercised	(683)	2.00	—
Forfeited	(4,579)	6.18	—
Outstanding at December 31, 2011	114,445	$17.61	4.4
Exercisable at December 31, 2011	56,929	$16.02	4.4
During the year ended December 31, 2011, there were options exercised into 683 shares of the Company's common stock for cash proceeds of $1,362. The intrinsic value of the options exercised during the year ended December 31, 2011was $7,568. There is no aggregate intrinsic value on the exercisable, outstanding options as of December 31, 2011 since the weighted average exercise price exceeded the fair value on such date.

The following table contains summarized information about nonvested options outstanding for Series A common stock at December 31, 2011 under the 2007 Plan:

2007 Plan
	Series A Common Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	38,402	$0.60
Granted	1,800	$0.58
Vested	(9,035)	$0.60
Forfeited	(14,316)	$0.60
Nonvested at December 31, 2010	16,851	$0.60
Granted	3,788,620	0.02
Vested	(1,895,797)	0.01
Forfeited	(50,803)	0.03
Canceled	(1,858,871)	0.02
Nonvested at May 12, 2011 (date plan was canceled)	—	$—

The following table contains summarized information about nonvested options outstanding for common stock at December 31, 2011 under the May 2011 Plan:

May 2011 Plan
	Common Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Granted	119,707	2.13
Vested	(57,969)	1.52
Forfeited	(4,222)	2.27
Nonvested at December 31, 2011	57,516	$2.73
Stock-based compensation expense recognized on awards outstanding during the years ended December 31, 2011 and 2010 was $59,950 and $7,700. Future compensation related to nonvested awards expected to vest of $70,059 is expected to be recognized over the remaining individual vesting periods for up to five years.